Derivative Liability	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

2. DERIVATIVE LIABILITY

Under authoritative guidance by the FASB on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The warrants issued to purchasers and placement agent in June 2013 and September 2014, and the warrants issued to investors in May 2015, do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future or have other variable provisions. The Company was required to include the reset provisions in order to protect the holders of the warrants from the potential dilution associated with future financings, and a fundamental transaction provision, which require a revaluation of the liabilities. In accordance with the FASB authoritative guidance, the warrants have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

As of March 31, 2016 and September 30, 2016, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	September 30, 2016	March 31, 2016
Exercise Price	$2.00 - 4.25	$3.00 - 4.50
Stock Price	$1.08	$0.70
Risk-free interest rate	0.59 - 0.98%	0.19 - 1.04%
Expected volatility	127.45%	105.06 - 124.77%
Expected life (in years)	1.0 - 3.7 years	0.1 - 4.2 years
Expected dividend yield	0	0

Fair Value:	$663,810	$401,127

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration dates of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

At March 31, 2016, the fair value of the derivative liabilities was $401,127. During the six months ended September 30, 2016, derivative liabilities of $80,278 were extinguished that were related to warrants that expired. In addition the Company recorded an increase in fair value of the derivative liabilities of $342,961. At September 30, 2016, the fair value of the derivative liabilities was $663,810.

4. DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. Certain warrants issued to investors and placement agents (described in Note 5 and Note 6) do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future. In accordance with the FASB authoritative guidance, the warrants have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At the applicable dates of issuance and as of March 31, 2015 and March 31, 2016, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

	Date of Modification September 24, 2014	March 31, 2015	Upon Issuance May 11, 2015	March 31, 2016
Exercise Price	$4.00 – 4.50	$3.40 - 4.50	$3.50 - 4.50	$3.00 – 4.50
Stock Price	$4.20	$3.80	$2.90	$0.70
Risk-free interest rate	1.78 - 2.0%	0.41 - 1.25%	0.17 - 1.59%	0.19 – 1.04%
Expected volatility	84.45%	76.26%	76.26 - 107.5%	105.06 - 124.77%
Expected life (in years)	0.01 – 5.0 years	2.50 - 4.5 years	0.75 – 5.0 years	0.1 – 4.2 years
Expected dividend yield	0.00	0.00	0.00	0.00

Fair Value:	$961,767	$1,406,596	$1,694,651	$401,127

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

On September 10, 2014, certain terms of certain of the Company’s warrants were modified in connection with an early exercise offer made to the warrant holders, and the incremental change in their fair values of $21,218 was accounted for as an increase in the fair value of the derivative liabilities as of the date of modification and recorded as a cost to induce exercise of the warrants. Also, as part of the terms of the early exercise offer, the Company issued to such warrant holders new, replacement warrants with an aggregate fair value at their issue date of $940,549, which was accounted for as a derivative liability at the issue date (described in Note 7). All of the warrants subject to the early exercise offer, which were accounted for as derivative liabilities, were exercised in connection with such offer, and as such their corresponding fair value at the exercise date of $269,368 was extinguished from the derivative liabilities balance. During the year ended March 31, 2015, we recognized a change in fair value of the derivative liability of $724,617. As of March 31, 2015, the aggregate fair value of the derivative liabilities was $1,406,596.

In May 2015, we recognized additional derivative liabilities of $1,694,651 related to the warrants issued in conjunction with the sale of the Company’s common stock (described in Note 5). For the fiscal year ended March 31, 2016, the Company recognized a change in fair value of the derivative liability of $2,600,809. As of March 31, 2016, the aggregate fair value of the derivative liabilities was $401,127.